Document And Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Exodus Movement, Inc.
Entity Central Index Key	0001821534
Entity Emerging Growth Company	true
Entity File Number	001-42047
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	81-3548560
Entity Address, Address Line One	15418 Weir St. #333
Entity Address, City or Town	Omaha,
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68137
City Area Code	833
Local Phone Number	992-2566
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, par value $0.000001 per share
Trading Symbol	EXOD
Security Exchange Name	NYSEAMER